Summary of Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Office equipment	3 years

Schedule of Estimated Useful Lives Intangible Assets, Net	Estimated useful lives are as follows:
Category	Estimated useful lives
Licensed digital assets	3-5 years

Schedule of Disaggregated Revenue

The following table summarized disaggregated revenue for the six months ended March 31, 2025 and 2024:

	For the Six Months Ended March 31,
	2025	2024
	(Unaudited)	(Unaudited)
Category of Revenue
Virtual technology service	$15,036,110	$8,968,867
Digital asset development and others	11,692,944	10,950,092
	$26,729,054	$19,918,959
Timing of Revenue Recognition
Services transferred at a point in time	$26,729,054	$19,918,959
Services transferred over time	—	—
	$26,729,054	$19,918,959

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:
	March 31, 2025	September 30, 2024
Period-end spot rate	7.2567	7.0176

	For the Six Months Ended March 31,
	2025	2024
Average rate	7.2308	7.2064